Financial instruments by category (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments
Financial assets	£ 409,910	£ 400,782
Financial liabilities	850,118	761,041
Derivatives used for hedging: | Derivative financial instruments
Disclosure of detailed information about financial instruments
Financial liabilities		655
At fair value through profit and loss: | Derivative financial instruments
Disclosure of detailed information about financial instruments
Financial liabilities		1,253
Other financial liabilities at amortized cost: | Trade and other payables excluding social security and other taxes
Disclosure of detailed information about financial instruments
Financial liabilities	354,350	255,779
Other financial liabilities at amortized cost: | Borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	495,768	503,354
Derivative financial instruments | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Financial assets	4,490
Derivative financial instruments | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Financial assets	1,476	4,884
Trade and other receivables excluding prepayments | Loans and receivables:
Disclosure of detailed information about financial instruments
Financial assets	161,922	105,631
Cash and cash equivalents | Loans and receivables:
Disclosure of detailed information about financial instruments
Financial assets	£ 242,022	£ 290,267